Property, plant and equipment (Details 2) (Parenthetical) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment [abstract]
Net book value POS devices	R$ 2,212,692	R$ 2,091,671
Useful life measured as period of time, property, plant and equipment	5 years
Depreciation	R$ 640,798	448,385
Contractual obligations to acquire POS Devices	860,321	1,650,885
Current lease liabilities	18,704	15,690
Non-current lease liabilities	39,867	51,521
Interest expense on lease liabilities	R$ 18,179	R$ 21